UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     February 22, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

This Restatement is filed to correct one error. Cusip 400506101
Grupo Aeroportuario Del Pac is replaced by the Cusip 40051E202
Grupo Aeroportuario Del Sure.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $604,574 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        COM              00489A107      437    77820 SH       SOLE                    77820
AMARIN CORP PLC                SPONSORED ADR    023111107    18733  8216329 SH       SOLE                  8216329
AMARIN CORP PLC                SPONSORED ADR    023111107     2833  2599010 SH  CALL SOLE                  2599010
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    10401   230000 SH       SOLE                   230000
CBS CORP NEW                   CL B             124857202    39605  1270200 SH       SOLE                  1270200
CENTURY ALUM CO                COM              156431108    26790   600000 SH       SOLE                   600000
CF INDS HLDGS INC              COM              125269100    30422  1186518 SH       SOLE                  1186518
COLD SPRING CAP INC            COM              192865103      116    21250 SH       SOLE                    21250
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104    15915   928000 SH       SOLE                   928000
DELTA FINANCIAL CORP           COM              247918105    10040   991150 SH       SOLE                   991150
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    32337   761400 SH       SOLE                   761400
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    45879  1698600 SH       SOLE                  1698600
GULFPORT ENERGY CORP           COM NEW          402635304    38572  2838271 SH       SOLE                  2838271
INTEGRATED ELECTRICAL SVC      COM              45811E301    32252  1812902 SH       SOLE                  1812902
JK ACQUISITION CORP            COM              47759H106     1270   224700 SH       SOLE                   224700
MASTERCARD INC                 CL A             57636Q104    29547   300000 SH  PUT  SOLE                   300000
MASTERCARD INC                 CL A             57636Q104    68332   693800 SH       SOLE                   693800
NEXMED INC                     COM              652903105     6412 10028787 SH       SOLE                 10028787
NEXMED INC                     COM              652903105        0  1348315 SH  CALL SOLE                  1348315
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7084   600320 SH       SOLE                   600320
NOVELIS INC                    COM              67000X106    42793  1536546 SH       SOLE                  1536546
NYMOX PHARMACEUTICAL CORP      COM              67076P102     8831  2597380 SH       SOLE                  2597380
PHH CORP                       COM NEW          693320202    25253   874700 SH       SOLE                   874700
PREMIER EXIBITIONS INC         COM              74051E102     2377   380326 SH       SOLE                   380326
RESOURCE AMERICA INC           CL A             761195205     9735   368755 SH       SOLE                   368755
RESOURCE CAP CORP              COM              76120W302       28    16001 SH  CALL SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     8003   420300 SH       SOLE                   420300
TEEKAY SHIPPING MARSHALL ISL   COM              Y8564W103    32472   744439 SH       SOLE                   744439
U S GLOBAL INVS INC            CL A             902952100    16793   250000 SH       SOLE                   250000
WELLPOINT INC                  COM              94973V107    41312   525000 SH       SOLE                   525000